Property, plant and equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Carrying amounts	$ 45,924	$ 6,594,399	$ 6,601,742
Computer software [member]
IfrsStatementLineItems [Line Items]
Carrying amounts	6,025	3,353	4,790
Furniture, fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Carrying amounts	4,169	5,212	6,515
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Carrying amounts		11,156	14,300
Field equipment [member]
IfrsStatementLineItems [Line Items]
Carrying amounts	4,267	5,334	6,668
Mill Equipment [Member]
IfrsStatementLineItems [Line Items]
Carrying amounts		6,568,841	6,568,841
Geological library [member]
IfrsStatementLineItems [Line Items]
Carrying amounts	403	503	$ 628
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, cost	7,499,305	7,497,977
Additions	41,580	1,328
Disposals	(6,582,055)
Balance at ending, cost	958,830	7,499,305
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, cost	198,981	198,981
Additions	3,923
Disposals
Balance at ending, cost	202,904	198,981
Gross carrying amount [member] | Geological library [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, cost	51,760	51,760
Balance at ending, cost		51,760
Gross carrying amount [member] | Furniture, fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, cost	160,941	160,941
Additions
Disposals
Balance at ending, cost	160,941	160,941
Gross carrying amount [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, cost	273,135	271,807
Additions	24,443	1,328
Disposals
Balance at ending, cost	297,578	273,135
Gross carrying amount [member] | Field equipment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, cost	245,647	245,647
Additions
Disposals
Balance at ending, cost	245,647	245,647
Gross carrying amount [member] | Mill Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning, cost	6,568,841	6,568,841
Additions	13,214
Disposals	(6,582,055)
Balance at ending, cost		6,568,841
Gross carrying amount [member] | Geological library [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, cost	51,760
Additions
Disposals
Balance at ending, cost	51,760	51,760
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, accumulated depreciation	904,906	896,235
Depreciation	8,000	8,671
Balance at ending, accumulated depreciation	912,906	904,906
Accumulated depreciation, amortisation and impairment [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, accumulated depreciation	195,628	194,191
Depreciation	1,251	1,437
Balance at ending, accumulated depreciation	196,879	195,628
Accumulated depreciation, amortisation and impairment [member] | Furniture, fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, accumulated depreciation	155,729	154,426
Depreciation	1,043	1,303
Balance at ending, accumulated depreciation	156,772	155,729
Accumulated depreciation, amortisation and impairment [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, accumulated depreciation	261,979	257,507
Depreciation		4,472
Balance at ending, accumulated depreciation		261,979
Accumulated depreciation, amortisation and impairment [member] | Field equipment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, accumulated depreciation	240,313	238,979
Depreciation	1,067	1,334
Balance at ending, accumulated depreciation	241,380	240,313
Accumulated depreciation, amortisation and impairment [member] | Mill Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning, accumulated depreciation
Depreciation
Balance at ending, accumulated depreciation
Accumulated depreciation, amortisation and impairment [member] | Geological library [member]
IfrsStatementLineItems [Line Items]
Balance at beginning, accumulated depreciation	51,257	51,132
Depreciation	100	125
Balance at ending, accumulated depreciation	$ 51,357	$ 51,257